Work in Progress, Net - Additional Information (Detail) - PEN (S/) S/ in Millions	Dec. 31, 2018	Dec. 31, 2017
GyM S A [member]
Disclosure Of Unbilled Work In Progress [Line items]
Advances received from customers	S/ 13.5	S/ 15.3